Related parties	6 Months Ended
Jun. 30, 2023
Related party transactions [abstract]
Related parties	Related parties
Key management personnel compensation

The compensation presented below, granted to the members of the Executive Board and Supervisory Board was recognized in expenses over the period shown:

	For the six-month period ended June 30,
(in thousands of euros)	2023	2022
Salaries, wages and benefits	704	486
Share-based payments	1,001	1,131
Supervisory Board’s fees	78	95
Total compensation to related parties	1,783	1,712

The methods used to measure share-based payments are presented in Note 17 Share-based payments of the Company’s financial statements as of and for the year ended December 31, 2022.